Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,070,938	$ 973,701	$ 878,159
Cost of services	825,168	766,500	698,264
Gross profit	245,770	207,201	179,895
Selling, general and administrative expenses	123,373	92,938	83,601
Amortization	26,933	27,427	27,631
Income from operations	95,464	86,836	68,663
Gains from foreign currency transactions		835
Interest income	152	824	28
Interest expense	(83,864)	(82,908)	(88,999)
Income (loss) before income taxes	11,752	5,587	(20,308)
Income tax benefit (expense)	(3,243)	(825)	10,314
Net (loss) income	8,509	4,762	(9,994)
Net (loss) income attributable to noncontrolling interest	347	3
Allocation of net (loss) income to common stockholders-basic and diluted	8,162	4,759	(9,994)
Accretion of Class L preference	84,647	72,842	65,962
Net loss available to common shareholders	(76,485)	(68,083)	(75,957)
Common Stock Class L [Member]
Allocation of net (loss) income to common stockholders-basic and diluted	79,211	71,568	64,712
Earnings (loss) per share:
Basic and diluted	$ 59.73	$ 54.33	$ 49.21
Weighted average number of common shares outstanding:
Basic and diluted	1,326,206	1,317,273	1,315,153
Common Stock Class A [Member]
Allocation of net (loss) income to common stockholders-basic and diluted	(76,485)	(68,083)	(75,957)
Earnings (loss) per share:
Basic and diluted	$ (12.62)	$ (11.32)	$ (12.64)
Weighted average number of common shares outstanding:
Basic and diluted	6,058,512	6,016,733	6,006,960
Nonvested [Member] | Common Stock Class L [Member]
Accretion of Class L preference	79,211	71,568	64,712
Vested [Member] | Common Stock Class L [Member]
Accretion of Class L preference	$ 5,436	$ 1,274	$ 1,251